Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 849,333,331.21
Previously Paid Amount	0.00
Total Fee Amount	117,292.94
Total Offset Amount	0.00
Net Fee	$ 117,292.94
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A